Fees Summary	Oct. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,156,000.00
Previously Paid Amount	0.00
Total Fee Amount	274.57
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r).
Net Fee	$ 274.57
Narrative - Max Aggregate Offering Price	$ 3,156,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true